Consolidated Statements Of Income (Loss) And Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 688,967	$ 646,830
Cost of revenue (excluding depreciation and amortization)	587,938	574,535
Operating expenses:
Selling, general, and administrative	57,770	36,991
Depreciation and amortization	12,788	18,783
Total operating expenses	70,558	55,774
Income from operations	30,471	16,521
Other (expense) income:
Interest (expense)	(11,926)	(12,318)
Other (expense) income	(16,737)	118
Loss on foreign currency transactions	(289)	(380)
Total other (expense)	(28,952)	(12,580)
Income before provision for income taxes and non-controlling interest	1,519	3,941
Income tax expense	(49)	(395)
Net income	1,470	3,546
Net income attributable to Legacy Bitcoin Depot unit holders	12,906	3,980
Net income (loss) attributable to non-controlling interest	14,666	(434)
Net (loss) income	(26,102)	0
Net Income	1,470	3,546
Foreign currency translation adjustments	(4)	(110)
Total comprehensive income	1,466	3,436
Comprehensive income attributable to Legacy Bitcoin Depot unit holders	12,885	3,870
Comprehensive income (loss) attributable to non-controlling interest	14,683	(434)
Comprehensive loss attributable to Bitcoin Depot Inc.	$ (26,102)	$ 0
Loss earnings share basic	$ (1.57)
Loss earnings share diluted	$ (1.57)
Weighted average shares:
Weighted average shares Basic	16,675,529
Weighted average shares diluted	16,675,529